Note 5 - Business Disposals (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ (2,282)	$ (26,834)
Operation in Peru [Member]
Disposal Group, Including Discontinued Operation, Assets			$ 9,739
Disposal Group, Including Discontinued Operation, Liabilities			$ 6,788
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ (2,282)